UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410
Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 141.91%
Corporate-Backed Revenue Bonds – 10.49%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$441,600
Series A-2 6.50% 6/1/47	430,000	401,259
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1
5.75% 6/1/47	830,000	800,983
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	161,759
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	502,775
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	724,341
Series A-1 6.50% 11/1/35	255,000	286,589
Louisiana Public Facilities
Authority
(LA Pellets Inc. Project)
144A
7.75% 7/1/39 (AMT)#‡	240,000	113,172
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,373,600
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	354,373
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	805,080
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	496,671
Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	287,158
		6,749,360
Education Revenue Bonds – 21.44%
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45	260,000	275,111
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,036,500
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	541,335
(Washington University)
Series B 5.00% 11/15/30	600,000	673,446
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties) Series A
5.00% 7/1/56	500,000	534,210
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	442,732
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	716,027
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project)
5.00% 10/1/48	285,000	294,941
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	540,466

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	$576,427
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,043,040
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	487,395
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	550,135
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	667,770
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	100,000	104,548
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	534,965
Philadelphia Authority for
Industrial Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	422,525
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,075,990
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	495,090
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	144,644
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	567,832
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	653,694
University of California
Series AI 5.00% 5/15/32	1,000,000	1,143,920
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	272,985
		13,795,728
Electric Revenue Bonds – 2.52%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	71,399
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,134,460
Long Island Power Authority,
New York
Series A 5.00% 9/1/44	250,000	273,965
Series B 5.00% 9/1/46	130,000	144,858
		1,624,682
Healthcare Revenue Bonds – 24.25%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	534,845

2 NQ- OV9 [12/16] 2/17 (18635)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	$530,580
California Health Facilities
Financing Authority
Revenue
(Providence St.Joseph
Health) Series A
4.00% 10/1/47	355,000	350,644
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	780,999
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	378,330
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	374,355
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	323,622
Housing & Redevelopment
Authority of The City of St.
Paul Minnesota
(Healthpartners Obligation
Group) 5.00% 7/1/29	1,000,000	1,142,280
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	542,385
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	325,914
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	543,470
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	1,079,950
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	524,780
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation)
6.125% 7/1/50	750,000	773,535
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center)
6.00% 8/1/38	300,000	329,613
New Hope Cultural Education
Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	54,631
Series A1 5.00% 7/1/46	135,000	144,045
Series A1 5.00% 7/1/51	135,000	143,690
Series B 4.25% 7/1/36	80,000	79,267
Series B 4.75% 7/1/51	160,000	161,693
Series B 5.00% 7/1/46	135,000	141,342
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	322,320
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	531,750
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	525,180
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	321,126
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, Florida Health
Facilities Authority Revenue
5.00% 6/1/32	400,000	$421,676
5.00% 6/1/36	250,000	261,263
5.125% 6/1/42	750,000	784,770
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	573,050
(Samaritan Health Services
Project) Series A
5.00% 10/1/46	155,000	164,320
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	23,189
7.50% 6/1/49	105,000	123,003
Palomar Health, California
5.00% 11/1/39	130,000	136,452
Tarrant County Cultural
Education Facilities Finance
(Baylor Scott & White
Health) Series A
5.00% 11/15/45	330,000	367,861
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41 ‡	500,000	462,400
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	538,080
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	787,666
		15,604,076
Housing Revenue Bond – 0.71%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45	415,000	456,882
		456,882
Lease Revenue Bonds – 10.49%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,109,310
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	153,596
(State Police) Series I
5.00% 9/1/23	760,000	871,621
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,267,120
MTA Hudson Rail Yards Trust
Obligations, New York
Series A 5.00% 11/15/56	735,000	797,085
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,034,860
(School Facilities
Construction)
5.00% 9/1/18	25,000	26,001
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	494,080
		6,753,673
Local General Obligation Bonds – 1.56%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	216,823
Series C 5.00% 1/1/38	500,000	455,175
New York, New York
Series A-1 5.25% 8/15/21	250,000	265,618
Series I-1 5.375% 4/1/36	65,000	70,039
		1,007,655
Pre-Refunded/Escrowed to Maturity Bonds – 21.17%
Atlanta, Georgia Water &
Wastewater Revenue
Series A
6.25% 11/1/39-19§	950,000	1,074,517
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	393,767

4 NQ- OV9 [12/16] 2/17 (18635)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	$1,069,974
6.50% 7/15/30-20§	300,000	343,698
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project)
7.125% 7/1/29-19§	450,000	512,307
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	180,655
(Unrefunded) Series A
5.25% 7/1/21-19§	95,000	104,014
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37-17§	500,000	519,700
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	683,513
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus)
6.00% 5/15/23-18§	470,000	501,377
Central Texas Regional
Mobility Authority Revenue
Senior Lien
6.00% 1/1/41-21§	520,000	600,496
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27-17 (AMBAC)	500,000	511,015
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers)
7.00% 8/15/44-19§	950,000	1,082,003
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19§	300,000	349,125
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project)
6.50% 5/15/37-21§	105,000	125,855
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33-18§	370,000	393,169
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A
5.00% 12/15/29-19§	600,000	661,188
Metropolitan Transit Authority
of Harris County, Texas
Series A
5.00% 11/1/24-21§	500,000	572,770
New Jersey Economic
Development Authority
(School Facilities
Construction)
5.00% 9/1/18	75,000	79,678
New York, New York
Series I-1
5.375% 4/1/36-19§	185,000	201,572
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation)
5.80% 7/1/30-20§	400,000	455,832
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22-20§	500,000	562,700
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39-19§	900,000	977,787

(continues)     NQ- OV9 [12/16] 2/17 (18635) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F
5.00% 11/1/27-20§	500,000	$562,395
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19	500,000	561,055
University of Arizona
Series A 5.00% 6/1/39-19§	500,000	542,605
		13,622,767
Special Tax Revenue Bonds – 17.45%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	207,032
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	863,760
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	857,507
Series B-1 5.00% 1/1/42	540,000	562,772
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	251,032
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	575,037
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	211,864
5.00% 6/15/29	800,000	844,784
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	940,563
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Future Tax Secured -
Subordinated Fiscal)
Series E-1 5.00% 2/1/41	745,000	838,162
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,136,130
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	607,050
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	243,227
Oregon State Department of
Transportation
Series A 5.00% 11/15/26	1,000,000	1,180,780
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,125,861
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	555,100
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax - Vacation Village
Project A) Series A
5.75% 9/1/32	235,000	229,762
		11,230,423
State General Obligation Bonds – 2.89%
California State
5.25% 11/1/40	320,000	356,058
(Various Purposes)
5.00% 10/1/41	440,000	488,778
6.00% 4/1/38	105,000	114,679
New York State
Series A 5.00% 2/15/39	300,000	319,323

6 NQ- OV9 [12/16] 2/17 (18635)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Oregon State
Series K 5.00% 5/1/22	500,000	$579,220
		1,858,058
Transportation Revenue Bonds – 24.43%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	468,769
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,155,520
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,104,830
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	274,824
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	555,840
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	262,789
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,135,490
New Orleans, Louisiana
Aviation Board
Series B
5.00% 1/1/45 (AMT)	1,000,000	1,072,150
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	548,645
New York Transportation
Development
(La Guardia Airport)
Series A
5.25% 1/1/50 (AMT)	700,000	735,798
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	279,090
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	542,825
(Special Motor License
Foundation) Series B
5.00% 12/1/41	500,000	542,310
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,025,964
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	259,780
6.50% 12/1/28	500,000	509,950
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,055,520
Series A-1 6.625% 7/1/34	325,000	360,510
Texas Private Activity Bond
Surface Transportation
(Senior Lien - Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	116,700
5.00% 12/31/45 (AMT)	110,000	115,974
5.00% 12/31/50 (AMT)	160,000	166,456
5.00% 12/31/55 (AMT)	160,000	168,042
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	326,952
7.50% 6/30/33	665,000	774,772
(Mobility Partners)
7.50% 12/31/31	500,000	576,685
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	259,612
6.875% 12/31/39	1,000,000	1,135,630
7.00% 12/31/38 (AMT)	165,000	188,057
		15,719,484
Water & Sewer Revenue Bonds – 4.51%
City of Chicago, Illinois
Waterworks Revenue
(2nd Lien) 5.00% 11/1/29	280,000	310,702

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Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Massachusetts Water
Resources Authority
(Green Bond) Series B
4.00% 8/1/36	500,000	$523,520
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	384,161
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	545,325
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,141,430
		2,905,138
Total Municipal Bonds
(cost $86,403,550)		91,327,926

Short-Term Investments – 2.80%
Variable Rate Demand Notes – 2.80%¤
Minneapolis – St. Paul,
minnesota Housing &
Redevelopment Authority
Health Care Revenue
Series A-II (Children’s
Hospital Clinics)
0.62% 8/15/37 (AGM)	100,000	100,000
Mississippi Business Finance
Commission Series G
(Chevron USA Inc.)
0.65% 11/1/35	1,200,000	1,200,000
Phoenix, Arizona Industrial
Development Authority
Series B (Mayo Clinic)
0.65% 11/15/52	500,000	500,000
Total Short-Term
Investments
(cost $1,800,000)		1,800,000
Total Value of Securities – 144.71%
(cost $88,203,550)		$93,127,926
Liquidation Value of
Preferred
Stock – (46.62%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.91%		1,227,888
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$64,355,814
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $998,719, which represents 1.55% of the Fund’s net assets.

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Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.

Summary of abbreviations:
AGM - Insured by Assured Guaranty Municipal Corporation
AMBAC - Insured by AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax

8 NQ- OV9 [12/16] 2/17 (18635)

Notes
Delaware Investments® National Municipal Income Fund
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$88,203,550
Aggregate unrealized appreciation of investments	$5,623,488
Aggregate unrealized depreciation of investments	(699,112)
Net unrealized appreciation of investments	$4,924,376

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ- OV9 [12/16] 2/17 (18635) 9

Notes

December 31, 2016 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 2
Municipal Bonds	$91,327,926
Short-Term Investments	1,800,000
Total Value of Securities	$93,127,926

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10 NQ- OV9 [12/16] 2/17 (18635)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: